SHELTON BDC INCOME FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2019

Security Description	Shares	Value
Common Stock (93.77%)

Financial (93.77%)
Diversified Financial Services (2.86%)
First Eagle Private Credit LLC	100,410	$65,668
Medley Management Inc	65,000	222,950
		288,618

Investment Company (90.91%)
Apollo Investment Corp	39,676	600,695
Ares Capital Corp	94,601	1,621,462
Barings BDC Inc	45,200	443,412
BlackRock TCP Capital Corp	26,500	375,770
FS KKR Capital Corp	140,000	847,000
Goldman Sachs BDC Inc	11,680	239,907
Main Street Capital Corp	3,000	111,600
New Mountain Finance Corp	26,800	363,676
Oaktree Strategic Income Corp	66,263	536,730
PennantPark Floating Rate Capital Ltd	69,000	883,890
PennantPark Investment Corp	31,000	214,210
Solar Capital Ltd	62,369	1,299,770
TPG Specialty Lending Inc	34,100	682,000
TriplePoint Venture Growth BDC Corp	69,078	950,513
		9,170,635

Total Common Stock (Cost $9,605,707)		9,459,253

Preferred Stock (5.03%)

Financial (5.03%)
Saratoga Investment Corp	20,000	507,400

Total Preferred Stock (Cost $495,000)		507,400

Total Investments (Cost $10,100,707) (a) (98.80%)		9,966,653
Other Net Assets (1.20%)		120,611
Net Assets (100.00%)		$10,087,264

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $10,168,882

At March 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$227,417
Unrealized depreciation	(429,646)
Net unrealized depreciation	$(202,229)

SHELTON REAL ESTATE INCOME FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2019

Security Description	Shares	Value
Common Stock (97.53%)

Financial (97.53%)
REITS- Diversified (2.58%)
Liberty Property Trust	3,080	$149,134

REITS- Health Care (3.00%)
Healthcare Trust of America Inc	6,056	173,141

REIT- Hotel & Resort (6.06%)
Host Hotels & Resorts Inc	6,900	130,410
Sunstone Hotel Investors Inc	15,250	219,600
		350,010

REIT- Industrial (7.54%)
Duke Realty Corp	10,950	334,851
Rexford Industrial Realty Inc	2,820	100,984
		435,835

REIT-Mortgage (14.75%)
Apollo Commercial Real Estate Finance Inc	13,107	238,547
Blackstone Mortgage Trust Inc	13,789	476,548
Starwood Property Trust Inc	6,156	137,587
		852,682

REIT-Office (7.50%)
Alexandria Real Estate Equities Inc	3,040	433,382

REIT-Residential (18.24%)
American Homes 4 Rent	2,178	49,484
AvalonBay Communities Inc	1,983	398,048
Equity Residential	1,340	100,929
Essex Property Trust Inc	360	104,126
Sun Communities Inc	3,390	401,783
		1,054,370

REIT-Retail (6.53%)
Retail Value Inc	297	9,257
Simon Property Group Inc	1,065	194,054
SITE Centers Corp	2,904	39,552
Tanger Factory Outlet Centers Inc	6,400	134,272
		377,135

REIT-Specialized (31.33%)
American Tower Corp	2,270	447,326
Crown Castle International Corp	2,870	367,360
CubeSmart	7,670	245,747
CyrusOne Inc	4,555	238,864
EPR Properties	3,826	294,219
Equinix Inc	480	217,517
		1,811,033

Total Common Stock (Cost $4,851,666)		5,636,722

Preferred Stock (1.34%)

Financial (1.34%)
Cedar Realty Trust Inc 7.250%	3,171	77,721

Total Preferred Stock (Cost $72,889)		77,721

Total Investments (Cost $4,924,947)(a) (98.87%)		5,714,443
Other Net Assets (1.13%)		65,247
Net Assets (100.00%)		5,779,690

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $4,930,450

At March 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$925,009
Unrealized depreciation	(141,016)
Net unrealized appreciation	$783,993

SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2019

Security Description	Par Value	Rate		Maturity	Value
Corporate Debt (40.37%)

Communications (12.43%)
Altice France SA/France (144A)	$1,000,000	8.125%		02/01/2027	$1,011,250
CenturyLink Inc	1,000,000	7.500%		04/01/2024	1,057,500
Sprint Corp	1,000,000	7.875%		09/15/2023	1,047,500
Total Communications					3,116,250

Consumer, Cyclical (12.07%)
Golden Nugget Inc (144A)	2,000,000	6.750%		10/15/2024	2,010,000
Navistar International Corp (144A)	1,000,000	6.625%		11/01/2025	1,016,250
Total Consumer, Cyclical					3,026,250

Consumer, Non-Cyclical (4.08%)
The Hertz Corp (144A)	1,000,000	7.625%		06/01/2022	1,023,500

Energy (4.15%)
Transocean Poseidon Ltd (144A)	1,000,000	6.875%		02/01/2027	1,040,000

Financial (4.08%)
Icahn Enterprises LP / Icahn Enterprises Finance Corp	1,000,000	6.375%		12/15/2025	1,023,750

Technology (3.55%)
Rackspace Hosting Inc (144A)	1,000,000	8.625%		11/15/2024	890,880

Total Corporate Debt (Cost $9,921,161)					10,120,630

Municipal Bonds (48.34%)

BUCKEYE OHIO TOBACCO SETTLEMENT FINANCING AUTHORITY
Asset-Backed Bonds, Series 2007A-2	500,000	5.125%		06/01/2024	476,875
Asset-Backed Bonds, Series 2007A-2	500,000	5.875%		06/01/2047	487,530

CALIFORNIA STATE MUNICIPAL FINANCE AUTHORITY
Tax-Exempt Various Purpose General Obligation Bonds	750,000	5.000%		12/31/2043	853,125
Tax-Exempt Various Purpose General Obligation Bonds	600,000	5.000%		05/15/2048	678,486

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Revenue Bonds, Series 2017	500,000	8.000%		07/01/2039	541,585
Revenue Bonds, Series 2017	500,000	7.500%		12/01/2040	488,435

CHICAGO O'HARE INTERNATIONAL AIRPORT
Senior Lien Revenue Bond, 2018 Series A	750,000	5.000%		01/01/2048	858,270

FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
Revenue Bonds, 2014 Series A	240,000	6.000%		01/15/2049	280,450

LONG BEACH CALIFORNIA BOND FINANCE AUTHORITY
Revenue Bonds, 2007 Series A	500,000	5.500%		11/15/2037	654,855

LOUISIANA PUBLIC FACILITIES AUTHORITY
Tax-Exempt Various Purpose General Obligation Bonds	500,000	5.000%		05/15/2046	559,530

MAIN STREET NATURAL GAS INC, ON BEHALF OF GEORGIA
Revenue Bonds, 2019 Series A	500,000	5.000%		05/15/2043	557,930

MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
Revenue Bonds, 2015 Series D	500,000	5.000%		07/01/2044	544,405

NEBRASKA CENTRAL PLAINS ENERGY
Revenue Bonds, 2017 Series A	500,000	5.000%		09/01/2042	610,340

NEW YORK TRANSPORTATION DEVELOPMENT CORP
Revenue Bonds, 2016 Series A	1,000,000	5.250%		01/01/2050	1,090,610
Terminal C&D Redevelopment Project Bond	500,000	5.000%		01/01/2036	574,120

NORTHERN TOBACCO SECURITIZATION CORP, ALASKA
Revenue Bonds, 2006 Series A	750,000	5.000%		06/01/2046	728,130

OKLAHOMA DEVELOPMENT FINANCE AUTHORITY
Revenue Bonds, 2018 Series B	750,000	5.500%		08/15/2057	858,923

PUERTO RICO ELECTRIC POWER AUTHORITY
Revenue Bonds, 2013 Series A	1,000,000	6.750%		07/01/2036	728,750

VIRGINIA SMALL BUSINESS FINANCING AUTHORITY
Tax-Exempt Senior Lien Private Activity Revenue Bonds	500,000	5.000%		12/31/2052	546,170

Total Municipal Bonds (Cost $13,356,321)					12,118,519

Variable Rate Demand Notes* (5.98%)
New York City Water & Sewer System**	1,500,000	1.800	%***	06/15/2049	1,500,000
Total Variable Rate Demand Notes (Cost $1,500,000)					1,500,000

Exchange Traded Fund (4.76%)
iShares iBoxx High Yield Corporate Bond	13,800				1,193,286

Total Investments (Cost $24,432,211)(a) (99.45%)					24,932,435
Other Net Assets (0.55%)					136,828
Net Assets (100.00%)					25,069,263

(a)	Aggregate cost for federal income tax purpose is $25,289,688

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may notbe publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelinesestablished by the Board of Trustees. The total value of 144A securities as of the year ended March 31, 2019 is $6,991,880, which represents 27.9% of net assets.

At March 31, 2019, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$500,224
Unrealized depreciation	(857,477)
Net unrealized depreciation	$(357,253)

*	Stated maturity reflects next reset date.
**	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.
***	Rate Effective as of March 31, 2019

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2019

Security Description	Shares	Value
Common Stock (92.92%)

Belgium (2.81%)
KBC Group NV	22,480	$1,572,053

China (5.06%)
Alibaba Group Holding Ltd	7,205	1,314,552
Ping An Insurance Group Co of China Ltd	135,600	1,518,384
Total China		2,832,936

Colombia (2.80%)
Bancolombia SA	30,670	1,566,010

Denmark (3.10%)
Ambu A/S	65,600	1,737,520

France (13.67%)
BNP Paribas SA	22,778	1,089,806
L'Oreal SA	5,929	1,596,441
Safran SA	9,380	1,287,579
Thales SA	12,350	1,480,325
TOTAL SA	14,212	790,238
Valeo SA	48,400	1,404,844
Total France		7,649,233

Germany (7.93%)
adidas AG	6,345	1,543,165
Beiersdorf AG	12,680	1,320,409
MTU Aero Engines AG	6,960	1,577,076
Total Germany		4,440,650

Great Britain (7.42%)
Intertek Group PLC	23,160	1,465,777
Rio Tinto PLC	15,650	921,003
Unilever NV	30,306	1,766,537
Total Great Britain		4,153,317

Hong Kong (6.28%)
AIA Group Ltd	237,600	2,365,421
Techtronic Industries Co Ltd	171,000	1,149,084
Total Hong Kong		3,514,505

Indonesia (3.19%)
Bank Rakyat Indonesia Persero Tbk PT	6,163,050	1,783,130

Ireland (2.10%)
CRH PLC	37,826	1,174,378

Japan (11.17%)
Daikin Industries Ltd	8,400	984,307
ITOCHU Corp	82,800	1,498,008
Komatsu Ltd	44,700	1,038,093
Santen Pharmaceutical Co Ltd	107,100	1,595,590
Yaskawa Electric Corp	36,100	1,133,374
Total Japan		6,249,372

Netherlands (5.78%)
ASML Holding NV	10,430	1,961,362
Royal Dutch Shell PLC	40,447	1,272,023
Total Netherlands		3,233,385

Norway (3.09%)
Aker BP ASA	48,506	1,729,219

Singapore (2.89%)
DBS Group Holdings Ltd	86,950	1,619,600

Switzerland (8.31%)
dormakaba Holding AG	1,556	1,113,995
Givaudan SA	672	1,716,606
Nestle SA	19,109	1,821,470
Total Switzerland		4,652,071

Taiwan (3.63%)
Taiwan Semiconductor Manufacturing Co Ltd	49,640	2,033,254

Thailand (3.69%)
Bangkok Bank PCL	303,500	2,065,731

Total Common Stock (Cost $44,567,858)		52,006,364

United States Treasury Bills (3.57%)
0%, 4/11/19	2,000,000	1,998,680
Total United State Treasury Bills (Cost $1,998,449)		1,998,680

Total Investments (Cost $46,566,307)(a) (96.49%)		54,005,044
Other Net Assets (3.51%)		1,965,300
Net Assets (100.00%)		55,970,344

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $46,622,613

At March 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$8,263,097
Unrealized depreciation	(880,666)
Net unrealized appreciation	$7,382,431

Fair Value Measurements -

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at December 31, 2018 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Fund	Investments, in securities (b)	Investments, in securities (c)	Investments, in securities
BDC Income Fund	$9,459,252	$507,400	$-	$9,966,653
Real Estate Income Fund	5,636,722	77,721	-	5,714,443
Tactical Credit Fund	1,193,286	23,739,149	-	24,932,435
International Select Equity Fund	52,006,364	1,998,680	-	54,005,044
Total investments in securities	$68,295,624	$26,322,950	$-	$94,618,575

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.